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                          LORD ABBETT INVESTMENT TRUST
                                90 HUDSON STREET
                              JERSEY CITY, NJ 07302

                                                             June 29, 2005

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Lord Abbett Investment Trust
      1933 Act File No. 33-68090
      1940 Act File No. 811-07988

Dear Ladies and Gentlemen:

      In accordance with the requirements of paragraph (b) of Rule 485 under the Securities Act of 1933, as amended, and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the Commission is the Registrant's Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A.

      The purpose of filing the enclosed Amendment is to reflect changes we have made in response to the oral comments we received from the Commission staff in connection with our filing of Post-Effective Amendment No. 41 pursuant to Rule 485(a) and to reflect other immaterial changes.

      In addition, the Registrant acknowledges in connection with this filing the following: (i) it is responsible for the adequacy and accuracy of the disclosure in the filing; (ii) Commission staff comments or changes to the disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and (iii) it may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

      Any communication relating to this filing should be directed to the undersigned at 201-395-2264 or Leslie Leda at (201) 395-2177.


                                          Very truly yours,

                                          /s/ Christina T. Simmons
                                          ------------------------
                                          Christina T. Simmons
                                          Vice President and Assistant Secretary
                                          Lord Abbett Investment Trust

Enclosure

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